Realized and Unrealized Gain/(Loss) on Oil and Gas Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

	Nine months ended September 30,
	2024	2023
Realized gain on FLNG Hilli’s oil derivative instrument	55,180	50,592
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	37,079	64,809
Realized gain on FLNG Hilli’s gas derivative instrument	15,327	30,986
Realized gain on oil and gas derivative instruments	107,586	146,387

Unrealized loss on FLNG Hilli’s oil derivative instrument (note 16)	(44,904)	(4,407)
Unrealized MTM adjustment on commodity swap derivatives	(35,788)	(43,639)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 16)	(6,901)	(109,703)
Unrealized loss on oil and gas derivative instruments	(87,593)	(157,749)

Realized and unrealized gain/(loss) on oil and gas derivative instruments	19,993	(11,362)